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                                                          THE HARTFORD

                                                          Lynn Higgins
                                                          Senior Legal Assistant




May 3, 2004



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549
Attention: Filing Room

Re:  Hartford Life and Annuity Insurance Company
     Separate Account Ten (Registrant)
     Putnam Hartford Capital Manager (Series VI and Series VIR)
     File No. 333-69429

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 17 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on April 26, 2004.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-3991.

Sincerely yours,

/s/ Lynn Higgins

Lynn Higgins